CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
RESEARCH AND DEVELOPMENT EXPENSES	$ (19,466)	$ (18,173)	$ (23,438)
SALES AND MARKETING EXPENSES	(1,003)	(840)	(857)
GENERAL AND ADMINISTRATIVE EXPENSES	(4,308)	(3,914)	(3,816)
OPERATING LOSS	(24,777)	(22,927)	(28,111)
NON-OPERATING INCOME (EXPENSES), NET	(1,830)	(5,701)	4,165
FINANCIAL INCOME	559	236	777
FINANCIAL EXPENSES	(1,006)	(1,629)	(2,277)
LOSS AND COMPREHENSIVE LOSS	$ (27,054)	$ (30,021)	$ (25,446)
LOSS PER ORDINARY SHARE - BASIC AND DILUTED	$ (0.04)	$ (0.12)	$ (0.17)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	662,933,695	252,844,394	146,407,055